EMPLOYEE BENEFITS - Defined benefit pension plan - Actuarial gains and losses (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amounts recognized as actuarial gains and losses in the statement of comprehensive income
Return of the plan assets	R$ 791,672	R$ (25,498)	R$ (334,675)
Actuarial remeasurements	(1,058,898)	(457,421)	467,106
Restriction recognized in Other Comprehensive Income	4,965	178,941	(42,317)
Remeasurements recognized in Other Comprehensive Income	(262,261)	(303,978)	90,114
Plan assets
Amounts recognized as actuarial gains and losses in the statement of comprehensive income
Actuarial remeasurements	791,672	(25,498)	(334,675)
Present value of the defined benefit obligations
Amounts recognized as actuarial gains and losses in the statement of comprehensive income
Actuarial remeasurements	R$ (1,058,898)	R$ (457,421)	R$ 467,106